OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revision of Prior Period, Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended								4 Months Ended		8 Months Ended	12 Months Ended
	Aug. 29, 2020	Sep. 27, 2020	Aug. 28, 2020	Apr. 04, 2021	Jan. 03, 2021	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 24, 2019	Jan. 03, 2021	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Class of Warrant or Right [Line Items]
Loss on remeasurement of warrant liabilities		$ 18,008		$ 21,500	$ 73,843								$ 91,851	$ 0	$ 91,851	$ 0	$ 0
Nonoperating Income (Expense)				(31,644)			$ (9,063)						(107,210)	(25,388)		(48,964)	(45,108)
(Loss) income before taxes		(23,328)		(22,345)	(84,840)		3,150						(108,168)	7,393		(10,218)	(25,725)
Net (loss) income		(20,439)		(23,349)	(87,462)		1,692	$ (23,989)	$ 10,323	$ 2,917	$ (2,615)	$ (107,901)	(107,901)	3,420		(13,364)	(27,644)
Net loss (income) attributable to controlling interest		(18,119)	$ (4,824)	(22,529)	(81,811)	$ 6,552	1,692	$ (24,654)	$ 9,600	$ 2,202	$ (3,320)		(99,930)	3,420		(16,172)	(30,500)
Comprehensive (loss) income		$ (17,867)		$ (21,707)	$ (81,139)		$ (5,516)						$ (99,006)	$ (4,043)		$ (14,764)	$ (30,500)
Basic and Diluted (in dollars per share)		$ (0.31)		$ (0.30)	$ (1.32)								$ (1.64)
Reclassification from additional-paid-in capital as result of warrants classification	$ (26,100)
Previously Reported [Member]
Class of Warrant or Right [Line Items]
Nonoperating Income (Expense)													$ (15,359)
(Loss) income before taxes		$ (5,320)			$ (10,997)								(16,317)
Net (loss) income		(2,431)			(13,619)								(16,050)
Net loss (income) attributable to controlling interest		(111)			(7,968)
Comprehensive (loss) income		141			$ (7,296)								$ (7,155)
Basic and Diluted (in dollars per share)					$ (0.13)								$ (0.13)
Restated impact
Class of Warrant or Right [Line Items]
Loss on remeasurement of warrant liabilities		18,008			$ 73,843								$ 91,851
Nonoperating Income (Expense)													(91,851)
(Loss) income before taxes		(18,008)			(73,843)								(91,851)
Net (loss) income		(18,008)			(73,843)								(91,851)
Net loss (income) attributable to controlling interest		(18,008)			(73,843)
Comprehensive (loss) income		$ (18,008)			$ (73,843)								$ (91,851)
Basic and Diluted (in dollars per share)		$ (0.31)			$ (1.19)								$ (1.51)